ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

	June 30,	December 31,
	2026	2025
Accounts receivable	$2,707,345	2,482,280
Less: allowance for credit losses	(1,678,235)	(1,491,367)
Accounts receivable, net	$1,029,110	990,913

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2026	2025
Balance as of the beginning of period/year	$1,491,367	1,428,805
Additions charged to bad debt expense	139,561	-
Translation adjustments	47,307	62,562
Balance as of the end of period/year	$1,678,235	1,491,367

As of June 30, 2026 and December 31, 2025, the Company had accounts receivable, net of $1,029,110 and $990,913, respectively. The allowance for doubtful accounts was $1,678,235 and $1,491,367 as of June 30, 2026 and December 31, 2025, respectively.